Note Payable (Details Narrative) - USD ($)	Jan. 31, 2017	Sep. 15, 2016	Jul. 31, 2016	Jul. 14, 2016	Jul. 05, 2016	Jul. 31, 2014	Jul. 31, 2012
Accrued Interest	$ 13,624		$ 11,768
Notes payable				$ 70,000	$ 50,000	$ 4,000	$ 17,500
Interest rate	10.00%			8.00%	8.00%	10.00%	10.00%
Repayment of note payable		$ 20,000
Notes Payable [Member]
Accrued Interest			$ 414
Interest rate			10.00%
Notes Payable 1 [Member]
Accrued Interest			$ 296
Interest rate			8.00%
July 5, 2016 [Member]
Accrued Interest	$ 2,312
Interest rate	8.00%
July 14, 2016 [Member]
Accrued Interest	$ 2,834
Interest rate	8.00%